FINANCIAL INSTRUMENTS - Disclosure of nature and extent of risks arising from financial instruments (Details) - Foreign Exchange Risk [Member]	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible exposure	5.00%
Possible exposure of foreign exchange rates, positive impact on net loss	$ 1,243,078
Possible exposure of foreign exchange rates, negative impact on net loss	$ (1,243,078)